5. Accounts Receivable	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Accounts Receivable

NOTE 5 – Accounts Receivable

Accounts receivable, net consists of the following:

	March 31,
	2018	2017
Accounts receivable	$2,829,000	$2,794,000
Less: allowance for doubtful accounts	(17,000)	(14,000)
Less: discounts, rebates, distributor fees and returns	(1,275,000)	(672,000)
	$1,537,000	$2,108,000